Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities
Net income	$ 6,844	$ 5,219
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	887	692
Provision for loan losses	660	775
Deferred income tax (benefit) provision	(786)	595
Net amortization of investment securities	82	63
Equity in losses of limited partnerships	660	515
Stock based compensation expense	8	9
Net decrease (increase) in unamortized loan costs	38	11
Proceeds from sales of loans held for sale	129,867	81,939
Origination of loans held for sale	(132,379)	(79,650)
Net gains on sales of loans held for sale	(3,614)	(1,566)
Net (gains) losses on disposals of premises and equipment	(14)	1
Net gains on sale of investment securities available-for-sale	(673)	(183)
Net gains on sales of repossessed property	0	(4)
Write-downs of impaired assets	408	278
Net gains on sales of other real estate owned	(138)	(133)
Decrease (increase) in accrued interest receivable	271	(53)
Amortization of core deposit intangible	170	100
Increase in other assets	(345)	(150)
Contribution to defined benefit pension plan	0	(2,000)
Increase in other liabilities	1,526	900
Net cash provided by operating activities	3,472	7,358
Interest bearing deposits in banks
Proceeds from maturities and redemptions	10,735	7,985
Purchases	(8,637)	(17,964)
Investment securities held-to-maturity
Proceeds from maturities, calls and paydowns	4,000	2,000
Purchases	(5,496)	(5,500)
Investment securities available-for-sale
Proceeds from sales	13,632	2,326
Proceeds from maturities, calls and paydowns	17,444	11,134
Purchases	(8,742)	(31,426)
Net increase in loans	(21,626)	(16,055)
Recoveries of loans charged off	43	44
Purchases of premises and equipment	(2,018)	(1,497)
Investments in limited partnerships	(889)	(1,752)
Purchase of company-owned life insurance	0	(2,000)
Purchase of nonmarketable equity securities	0	(54)
Proceeds from sales of other real estate owned	1,375	517
Proceeds from sales of premises and equipment	19	0
Proceeds from sales of repossessed property	12	4
Cash acquired, net of cash paid, in branch acquisitions	0	29,607
Net cash used in investing activities	(148)	(22,631)
Cash Flows From Financing Activities
Advances of long-term debt	2,000	0
Repayment of long-term debt	(12,589)	(4,639)
Net (decrease) increase in short-term borrowings outstanding	(2,679)	1,444
Net increase in noninterest bearing deposits	7,059	8,571
Net increase in interest bearing deposits	34,447	25,160
Net decrease in time deposits	(4,952)	(743)
Issuance of common stock	12	26
Purchase of treasury stock	(36)	0
Dividends paid	(4,457)	(4,457)
Net cash provided by financing activities	18,805	25,362
Net increase in cash and cash equivalents	22,129	10,089
Cash and cash equivalents
Beginning of year	24,381	14,292
End of year	46,510	24,381
Supplemental Disclosures of Cash Flow Information
Interest paid	3,406	3,942
Income taxes paid	2,225	725
Supplemental Schedule of Noncash Investing and Financing Activities
Other real estate acquired in settlement of loans	1,391	1,127
Other assets acquired in settlement of loans	0	40
Loans originated to finance the sale of other real estate owned	335	597
Investment in limited partnerships acquired by capital contributions payable	0	893
Assets acquired and liabilities assumed in branch acquisitions (Note 9):
Loans and other non-cash assets, excluding goodwill and core deposit intangible	0	33,624
Deposits and other liabilities	$ 0	$ 67,162